Notes Payable to Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Notes Payable to Related Parties

Notes payable to related parties consists of the following at June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

Notes payable to officers/shareholders (a)	$-	$195,000
Notes payable to officers/shareholders (b)	600,000	600,000
Notes payable to related parties (c)	-	300,000
Notes payable to related parties (d)	40,000	50,000
Total	$640,000	$1,145,000

a.	On July 1, 2012, the Company entered into a notes payable agreement with Lydia Hao, who is the mother of Alvin Hao, the Company’s executive vice president and a director. The maximum borrowings allowed under the note are $200,000. Through December 31, 2013, the note bore interest at 20% per annum. Beginning on January 1, 2014, the interest rate on the note was reduced to 8% per annum. The note is due 30 days after demand. Amounts owed on the note balance were $195,000 at December 31, 2017. During the six months ended June 30, 2018, the Company made payments of $195,000 and the notes were retired.

b.	On May 9, 2016, the Company entered into note payable agreements with Alan Lien and Alvin Hao, each an officer and director, to borrow $300,000 under each individual note. Pursuant to the terms of each of these agreements, the Company borrowed $300,000 from each of Alan Lien and Alvin Hao. The notes accrue interest at a rate of 8% per annum, are unsecured and were due on or before May 31, 2018. The loans are currently past due. A total of $600,000 was due on the combined notes at June 30, 2018 and December 31, 2017, respectively.

c.	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of Alan Lien, the Company’s Chief Executive Officer and one of its directors. The notes are unsecured, payable on demand and carry an interest rate of 14% per annum. A total of $300,000 was outstanding on the combined notes at December 31, 2017. During the six months ended June 30, 2018, the Company made payments of $300,000 and the notes were retired.

d.	The Company entered into note agreements with the parents of Alan Lien, the Company’s Chief Executive Officer and one of its directors. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 was due on the loans as of each of December 31, 2017 and 2016. During the six months ended June 30, 2018, the Company made payments of $10,000, leaving a balance due of $40,000 as of June 30, 2018. The loans are currently past due.

Notes payable to related parties consists of the following at December 31, 2017 and 2016:

	2017	2016

Notes payable to officers/shareholders (a)	$195,000	$195,000
Notes payable to officers/shareholders (b)	600,000	600,000
Notes payable to related parties (c)	300,000	-
Notes payable to related parties (d)	50,000	70,000
	1,145,000	865,000
Less: current portion	(1,145,000)	(265,000)
Non-current portion	$-	$600,000

a.	On July 1, 2012, the Company entered into note payable agreements with Alan Lien and Alvin Hao, two of its officers/shareholders at that time. The maximum borrowings allowed under each individual note was $200,000. The notes are unsecured, bear interest at a rate of 8% per annum, and are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at December 31, 2017 and 2016, respectively.

b.	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at a rate of 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was due on the combined notes at December 31, 2017 and 2016.

c.	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are unsecured, payable on demand and carry an interest of 14% per annum. A total of $300,000 was outstanding on the combined notes at December 31, 2017.

d.	The Company entered into note agreements with the parents of one of the Company’s officer/shareholders. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 and $70,000 was due on the loans as of December 31, 2017 and 2016, respectively.